SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) item customer	Sep. 30, 2024 USD ($) customer item	Sep. 30, 2023 USD ($) customer item	Sep. 30, 2025 CNY (¥) item customer	Sep. 30, 2025 HKD ($) item customer
Concentration Risk
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured	$ 8,668,747	$ 6,902,274
Cash equivalents and restricted cash protection | ¥				¥ 500,000
Cash and cash equivalents deposited in financial institutions		10,989	$ 1,048,805
Cash and cash equivalents deposited in financial institutions annual limit	65,000				$ 500,000
Cash deposited in FI insured by FDIC	$ 1,140,704	$ 1,866,175
Customer | Revenue
Concentration Risk
Number of customers | customer	1	2	2	1	1
Customer | Purchases
Concentration Risk
Number of vendors	1	2	0	1	1
Customer | Accounts Receivable
Concentration Risk
Number of customers | customer	1	4	4	1	1
Customer | Accounts Payable
Concentration Risk
Number of vendors | item	2	1	0	2	2
Customer | Customer One | Revenue
Concentration Risk
Concentration risk (in percent)	17.00%	16.00%	15.00%
Customer | Customer One | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	32.00%	38.00%	31.00%
Customer | Customer Two | Revenue
Concentration Risk
Concentration risk (in percent)		12.00%	14.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk
Concentration risk (in percent)		25.00%	19.00%
Customer | Customer Three | Accounts Receivable
Concentration Risk
Concentration risk (in percent)		16.00%	11.00%
Customer | Customer Four | Accounts Receivable
Concentration Risk
Concentration risk (in percent)		14.00%	10.00%
Supplier | Supplier One | Purchases
Concentration Risk
Concentration risk (in percent)	29.00%	12.00%	10.00%
Supplier | Supplier One | Accounts Payable
Concentration Risk
Percentage of accounts payable outstanding from transaction with supplier	34.00%	16.00%	10.00%
Supplier | Supplier Two | Purchases
Concentration Risk
Concentration risk (in percent)		10.00%
Supplier | Supplier Two | Accounts Payable
Concentration Risk
Percentage of accounts payable outstanding from transaction with supplier	10.00%